Cover	Jun. 10, 2026
Cover [Abstract]
Document Type	8-K
Period End Date	Jun. 10, 2026
Registrant Name	Precision BioSciences, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38841
Entity Tax Identification Number	20-4206017
Entity Address, Address Line One	302 East Pettigrew St.
Entity Address, Address Line Two	Suite A-100
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
CIK	0001357874
Amendment	false
Entity Address, Postal Zip Code	27701
Local Phone Number	314-5512
City Area Code	919
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.000005 per share
Trading Symbol	DTIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false